Cover Page	Aug. 10, 2026
Document Information [Line Items]
Entity Registrant Name	MEDICAL PROPERTIES TRUST INC
Amendment Flag	false
Entity Central Index Key	0001287865
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Entity File Number	001-32559
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	20-0191742
Entity Address, Address Line One	10500 Liberty Parkway
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	969-3755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share, of Medical Properties Trust, Inc.
Trading Symbol	MPT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
MPT Operating Partnership LP [Member]
Document Information [Line Items]
Entity Registrant Name	MPT OPERATING PARTNERSHIP, L.P.
Amendment Flag	false
Entity Central Index Key	0001524607
Entity File Number	333-177186
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-0242069
Entity Address, Address Line One	10500 Liberty Parkway
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	969-3755
Entity Emerging Growth Company	false